OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2017
OTHER PAYABLES AND ACCRUALS [Abstract]
OTHER PAYABLES AND ACCRUALS
20.	OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Payables for purchase of property, plant and equipment	410,326,566	894,631,342
Freight payables	208,186,310	351,465,861
Capital lease payables (note 24)	59,553,667	227,457,961
Value-added tax and other tax payables	84,469,920	89,900,273
Accrued warranty cost	64,045,947	71,589,630
Accrued utilities, rentals and interest	36,748,524	40,668,363
Contracted labor fee	25,873,505	39,766,982
Commission payables	1,125,092	21,549,703
Accrued professional service fees	11,378,367	19,271,636
Countervailing and anti-dumping duty	15,033,545	12,091,245
Government grants related to assets	21,436,902	6,551,657
Insurance premium payables	735,408	1,410,664
Public offering issuance cost	2,328,174	2,328,174
Others	78,178,444	26,116,103
Total	1,019,420,371	1,804,799,594